4. EQUIPMENT	12 Months Ended
Dec. 31, 2021
Notes
4. EQUIPMENT

4. EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2020	$ 116,067	$ 39,228	$ 21,765	$ 177,060
Exchange adjustment	8,158	2,757	1,530	12,445
As at December 31, 2020	124,225	41,985	23,295	189,505
Additions during the period	257	-	-	257
Exchange adjustment	(9,687)	(3,273)	(1,816)	(14,776)
As at December 31, 2021	$ 114,795	$ 38,712	$ 21,479	$ 174,986

Accumulated depreciation
As at January 1, 2020	$ 109,878	$ 27,787	$ 21,265	$ 159,430
Depreciation for the year	3,015	10,288	-	13,303
Exchange adjustment	7,784	2,162	1,530	11,476
As at December 31, 2020	120,677	40,237	23,295	184,209
Depreciation for the year	1,481	1,662	-	3,143
Exchange adjustment	(9,453)	(3,187)	(1,816)	(14,456)
As at December 31, 2021	$ 112,705	$ 38,712	$ 21,479	$ 172,896

Net book value
As at January 1, 2020	$ 6,189	$ 11,441	$ -	$ 17,630
As at December 31, 2020	$ 3,548	$ 1,748	$ -	$ 5,296
As at December 31, 2021	$ 2,090	$ -	$ -	$ 2,090